Lease - Schedule of Present Value of Operating Lease Payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Present Value of Operating Lease Payments [Abstract]
2026	$ 62,162
2027	51,802
Total undiscounted operating lease payments	113,964
Less: imputed interest	(2,685)
Present value of operating lease liabilities	$ 111,279	$ 207,716